Derivative Instruments and Hedging Activities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 15, 2014
Derivatives, Fair Value [Line Items]
Non-cash credit valuation adjustment	$ 500,000
Interest Rate Swap Maturing January 2016 [Member]
Derivatives, Fair Value [Line Items]
Aggregate notional amount	$ 1,600,000,000
Derivative maturity date	January 2016
Floating rate of interest basis, description	Three-month LIBOR
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Interest rate utilized to compute interest		0.24%
Interest rate paid, averaged percentage		1.97%
Interest rate received, averaged percentage		0.23%